                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer, Director of Portfolio
Management
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         August 3, 2000
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     $272,538
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                             6/30/00

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR       SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

21st Century
 Insurance            Common     90130N103    8759        556148       sh    556148                       556148
Aceto Corp            Common     004446100    5013        455709       sh    455709                       455709
Actrade Intl, Ltd.    Common     004931101   12152        592759       sh    592759                       592759
America Service Group Common     02364l109    5813        283575       sh    283575                       283575
American Capital
 Strategies           Common     024937104     850         35610       sh     35610                        35610
American Fincial
 Hldgs.               Common     026075101    4338        273240       sh    273240                       273240
AT&T                  Common     001957109    2690         85069       sh     85069                        85069
AT&T Liberty Media
 Grp Cl A             Common     001957208   14389        593358       sh    593358                       593358
Atlas Pipeline
 Partners             Common     049392103    1698        122910       sh    122910                       122910
Autotote Corp.        Common     053323101     776        177470       sh    177470                       177470
Bank United Corp      Common     065412108    8099        230160       sh    230160                       230160
Brown Forman cl B     Common     115637209    4547         84600       sh     84600                        84600
Capital Automotive
 REIT Inc             Common     139733109    8484        600610       sh    600610                       600610
Carmike Cinemas       Common     143436103    1345        346995       sh    346995                       346995
Central Newspaper     Common     154647101   19621        310211       sh    310211                       310211
CenturyTel Inc.       Common     156700106    4553        158365       sh    158365                       158365
Chris Craft           Common     170520100    8754        132506       sh    132506                       132506
CNS Inc.              Common     126136100    3149        662870       sh    662870                       662870
Coldwater Creek Inc.  Common     193068103     376         12490       sh     12490                        12490
Danielson Holdings    Common     236274106    2085        427685       sh    427685                       427685
Dial Corp             Common     25247D101    2665        256890       sh    256890                       256890
Dime Bancorp          Common     25429Q102    9900        628580       sh    628580                       628580
Donnelley R R &
 Sons Co              Common     257867101    5091        225640       sh    225640                       225640
Duke-Weeks Realty
 Corporation          Common     264411505    2238        100000       sh    100000                       100000
Dun & Bradstreet      Common     26483b106    4675        163310       sh    163310                       163310
East West Bank        Common     27579R104     395         27500       sh     27500                        27500
Encompass Services    Common     29255U104    1616        280970       sh    280970                       280970
Freddie Mac           Common     313400301    4902        121043       sh    121043                       121043
Gainsco Inc           Common     363127101     465         93000       sh     93000                        93000


                                4




Greenpoint Fincial
 Corp.                Common     395384100    7692        410254       sh    410254                       410254
Hollinger Intertiol   Common     435569108     320         23460       sh     23460                        23460
Imperial Credit Inds. Common     452729106    4790       1127140       sh   1127140                      1127140
Kent Electronics
 Convt.               conv bond  490553aa2    3410         64120       prn    64120                        64120
Knight-Ridder         Common     499040103    3249        166639       sh    166639                       166639
LaSalle Re Holdings   Common     G5383Q101    5037        216068       sh    216068                       216068
Lee Enterprises       Common     523768109   11301        495397       sh    495397                       495397
Liberty Fincial Co    Common     530512102    4683        561285       sh    561285                       561285
Lucent Technologies
 Inc.                 Common     549463107    3921         27685       sh     27685                        27685
Markel Corporation    Common     570535104    1950         60000       sh     60000                        60000
Med/Waste             Common     583921101    2141         21410       sh     21410                        21410
Mercury General Corp. Common     589400100    1536         65000       sh     65000                        65000
Meredith Corp.        Common     589433101    3758        111340       sh    111340                       111340
Moto Photo            Common     619821101     472        559760       sh    559760                       559760
North Fork Bancorp    Common     659424105    7076        467820       sh    467820                       467820
Philip Morris         Common     718154107    4191        157770       sh    157770                       157770
Prologis Trust        Common     743410102    6116        286966       sh    286966                       286966
RailAmerica, Inc.     Common     750753105     756        118632       sh    118632                       118632
Reliant Energy        Common     75952J108    1780         71200       sh     71200                        71200
RLI Corp.             Common     749607107    4046        221681       sh    221681                       221681
Robbins & Myers       conv bond  770196aa1    3377         97188       prn    97188                        97188
Silicon Valley Group
 Inc                  Common     827066101    2327         52519       sh     52519                        52519
Speedfam - Iped Inc   Common     847705100    4222        237879       sh    237879                       237879
Spherion Inc.         Common     848420105     248         60000       sh     60000                        60000
Sprint Corporation    Common     852061100     426        119513       sh    119513                       119513
Standard & Poor's
 Depository R         Common     78462F103    1580         15800       sh     15800                        15800
Standard Magement     Common     853612109     390         27400       sh     27400                        27400
Sun Microsystems      Common     866810104    2523        560683       sh    560683                       560683
Symantec Corporation  Common     871503108    9660         96361       sh     96361                        96361
Time Warner
 Incorporated         Common     887315109    5142        146901       sh    146901                       146901
Tower Tech            Common     891864100    4078        220430       sh    220430                       220430
Tyco Intl Ltd New     Common     902124106    3069        208920       sh    208920                       208920
UST Inc.              Common     902911106    1786         75000       sh     75000                        75000
Wal Mart Stores Inc   Common     931142103    3379         21117       sh     21117                        21117
White Mountain
 Insurance            Common     g9618e107    1170        629022       sh    629022                       629022
Williams Controls
 Inc.                 Common     969465103    1500         15000       sh     15000                        15000
                                            272538







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